ACQUISITIONS (Details) In Thousands, unless otherwise specified	12 Months Ended				24 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY item	Dec. 31, 2011 CNY item	Dec. 31, 2009 item	Mar. 23, 2012 Sixteen Training Centers CNY	Dec. 31, 2012 Sixteen Training Centers CNY item	Dec. 31, 2013 Maximum	Mar. 23, 2012 Student population Sixteen Training Centers CNY	Jan. 02, 2011 Guangzhou ZS Career Enhancement CNY	Dec. 31, 2011 Guangzhou ZS Career Enhancement CNY	Jan. 02, 2011 Guangzhou ZS Career Enhancement Student population CNY	Jan. 02, 2011 Guangzhou ZS Career Enhancement Non-compete agreement CNY	Jan. 02, 2011 Guangzhou ZS Career Enhancement Trade name CNY	Jan. 05, 2011 Jinan WR Career Enhancement CNY	Dec. 31, 2011 Jinan WR Career Enhancement CNY	Jan. 05, 2011 Jinan WR Career Enhancement Cooperative agreement CNY	Jan. 05, 2011 Jinan WR Career Enhancement Non-compete agreement CNY	Jan. 05, 2011 Jinan WR Career Enhancement Trade name CNY	Jan. 13, 2011 Hebei YL Career Enhancement CNY	Dec. 31, 2011 Hebei YL Career Enhancement CNY	Jan. 13, 2011 Hebei YL Career Enhancement Cooperative agreement CNY	Jan. 13, 2011 Hebei YL Career Enhancement Non-compete agreement CNY	Jan. 13, 2011 Hebei YL Career Enhancement Trade name CNY	Jan. 21, 2011 Chongqing XT Career Enhancement CNY	Dec. 31, 2011 Chongqing XT Career Enhancement CNY	Jan. 21, 2011 Chongqing XT Career Enhancement Non-compete agreement CNY	Jan. 21, 2011 Chongqing XT Career Enhancement Trade name CNY	Mar. 10, 2011 Beijing XGX Tutoring CNY	Dec. 31, 2011 Beijing XGX Tutoring CNY	Mar. 10, 2011 Beijing XGX Tutoring Student population CNY	Mar. 10, 2011 Beijing XGX Tutoring Non-compete agreement CNY	Mar. 10, 2011 Beijing XGX Tutoring Trade name CNY	May 01, 2011 Genesis Career Enhancement CNY	Dec. 31, 2011 Genesis Career Enhancement CNY	May 01, 2011 Genesis Career Enhancement Customer relationship CNY	May 01, 2011 Genesis Career Enhancement Trade name CNY	Jul. 12, 2011 Beijing JT Tutoring CNY	Dec. 31, 2011 Beijing JT Tutoring CNY	Jul. 12, 2011 Beijing JT Tutoring Student population CNY	Jul. 12, 2011 Beijing JT Tutoring Non-compete agreement CNY
ACQUISITIONS
Number of acquisitions			1	7	23
ACQUISITIONS
Goodwill			70,580	367,229			70,580				87,147					38,363					74,929					26,743				27,771					39,781				72,495
Intangibles with indefinite life				82,803							19,800					13,800					14,276					9,227				6,400					19,300
Amortizable intangibles				28,611			7,700				5,233					920					4,660					310				1,923					5,270				10,295
Measurement period for recognition of additional assets or liabilities								1 year
Equity interest acquired (as a percent)										95.00%					100.00%					100.00%					100.00%				100.00%					100.00%				100.00%
Total cash consideration				439,173		94,938	94,938			96,644	96,644				50,278	50,278				89,796	89,796				34,739	34,739			34,531	34,531				53,185	53,185			80,000	80,000
Cash acquired										2,948					766					1,131					649				1,996					9,422				9,519
Net cash outlay	621	3,760	152,235	90,917						93,696					49,512					88,665					34,090				32,535					43,763				70,481
Purchase price allocation based on fair values of the acquired assets and liabilities
Cash and cash equivalents						12,000				2,948					766					1,131					649				1,996					9,422				9,519
Accounts receivable										3,966					1,323					363					111				96					6,461				65
Prepaid and other current assets						8,942				4,273					1,269					3,267					2,156				2,686					10,258				1,703
Other non-current assets															11
Property and equipment						24,777				2,299					109					462					316				104					2,060				146
Intangible assets:
Intangible assets, not amortizable										19,800				19,800	13,800				13,800	14,276				14,276	9,227			9,227	6,400				6,400	19,300			19,300
Intangible assets, amortizable						7,700			7,700	5,233		5,200	33		920		900	20		4,660		4,180	480		310		310		1,923		1,923	23		5,270		5,270		10,295		7,940	2,355
Goodwill	86,291	522,380	624,392	999,744		70,580				87,147					38,363					74,929					26,743				27,771					39,781				72,495
Total assets acquired						123,999				125,666					56,561					99,088					39,512				40,976					92,552				94,223
Deferred revenue						(20,942)				(11,726)					(1,003)					(3,948)					(1,020)				(1,348)					(4,400)				(9,461)
Dividend payable																																		(4,905)
Other liabilities assumed										(7,799)					(1,606)					(607)					(1,444)				(3,011)					(23,731)				(2,189)
Deferred tax liability						(8,119)				(6,292)					(3,674)					(4,737)					(2,309)				(2,086)					(6,331)				(2,573)
Non-controlling interest										(3,205)
Total						94,938				96,644					50,278					89,796					34,739				34,531					53,185				80,000
Weighted average amortization period at acquisition date									5 years	3 years		3 years	3 years		9 years 10 months 24 days		10 years	3 years		9 years 10 months 24 days		10 years	3 years		3 years		3 years		1 year 9 months 18 days		1 year 9 months 18 days	3 years		5 years 8 months 12 days		5 years 8 months 12 days		5 years 3 months 18 days		5 years 6 months	4 years 6 months
Acquired intangible assets										25,033					14,720					18,936					9,537				8,323					24,570				10,295
Number of training centers acquired							16